SIGNIFICANT TRANSACTIONS	12 Months Ended
Dec. 31, 2024
Significant Transactions
SIGNIFICANT TRANSACTIONS	SIGNIFICANT TRANSACTIONS
SIGNIFICANT TRANSACTIONS IN 2024
VEON announces sale of stake in Beeline Kyrgyzstan
On March 26, 2024, VEON announced that it signed a share purchase agreement ("Kyrgyzstan SPA") for the sale of its 50.1% indirect stake in Beeline Kyrgyzstan to CG Cell Technologies, which is wholly owned by CG Corp Global for cash consideration of US$32. Completion of the sale of VEON’s stake in Beeline Kyrgyzstan, which is held by VIP Kyrgyzstan Holding AG (an indirect subsidiary of the Company), is subject to customary regulatory approvals and preemption right of the Government of Kyrgyzstan in relation to acquisition of the stake. The Kyrgyzstan SPA expired on March 31, 2025.VEON is currently liaising with Kyrgyzstan public authorities regarding the regulatory approvals and the Government’s preemption right. As a result of this anticipated transaction and assessment that control of the Kyrgyzstan operations will be transferred, as from the date of the Kyrgyzstan SPA signing, the Company classified its Kyrgyzstan operations as held for sale. Following the classification as held for sale, the Company no longer accounts for depreciation and amortization for Kyrgyzstan operations. Refer to Note 11 for the detailed breakdown of the assets and liabilities held for sale relating to the Kyrgyzstan operations. Refer to Note 24 for further developments with respect to the planned sale.
Sale of TNS+ in Kazakhstan
On May 28, 2024, VEON announced that it signed a share purchase agreement ("TNS+ SPA") for the sale of its 49% stake in Kazakh wholesale telecommunications infrastructure services provider, TNS Plus LLP ("TNS+"), included within the Kazakhstan operating segment, to its joint venture partner, the DAR group of companies for total consideration of US$138. As a result of this anticipated transaction and assessment that control of TNS+ will be transferred, as from the date of the TNS+ SPA signing, the Company classified its TNS+ operations as held for sale and thereafter, the Company no longer accounted for depreciation and amortization for TNS+ operations. The closing of the transaction was subject to customary regulatory approvals in Kazakhstan which were subsequently obtained. Accordingly, the sale was completed on September 30, 2024 and the Company recognized a US$66 gain on disposal of TNS+, which includes the recycling of currency translation reserve in the amount of US$44. In November 2024, the Company received US$38 of the total consideration and the remaining US$100 was received in February 2025. Refer to Note 11 for the detailed breakdown of the result of the disposal of TNS+.
SIGNIFICANT TRANSACTIONS IN 2023 AND 2022
Completion of Sale of Russian operations
On October 9, 2023, VEON announced the completion of its exit from Russia with closing of the sale of its Russian operations. On September 13, 2023, VEON and the buyer agreed on certain amendments to the Share Purchase Agreement (“SPA”) which had no material impact on the economic terms of the original transaction announced on November 24, 2022.
During the year ended December 31, 2023, VimpelCom independently purchased US$2,140 equivalent of VEON Holdings bonds (based on applicable foreign exchange rates on the relevant purchase dates) in order to satisfy certain Russian regulatory obligations. VEON Holdings redeemed US$406 of these notes from VimpelCom following their maturity in September 2023.
Upon the completion of the sale of our Russian Operations, VEON Holdings bonds representing a nominal value of US$1,576 which were acquired by VimpelCom were transferred to Unitel LLC (a wholly owned subsidiary of the Company) and offset against the purchase consideration of RUB 130 billion (approximately US$1,294 on October 9, 2023) on a non cash basis resulting in no impact on our cash flows.
The remaining deferred consideration of US$72 as of December 31, 2023 was offset against VEON Holdings bonds acquired by VimpelCom representing a nominal value of US$72, in July 2024, in compliance with applicable regulatory licensing after receiving the relevant regulatory approvals. In addition, there was a US$11 receivable against the sale of towers in Russia recognized in prior periods that was also assigned to the Company as part of the sale transaction.
The financial impact of the sale of our Russian operations is a loss of US$3,746 recorded within (Loss) / Profit after Tax from Discontinued Operations in the Consolidated Income Statement, primarily due to US$3,414 of cumulative currency translation losses which accumulated in equity through other comprehensive income and recycled through the consolidated income statement on the date of the disposal. Overall, the sale of the Russian Operations resulted in significant deleveraging of VEON’s balance sheet. For further details, refer to Note 11.
Agreement between Banglalink and Summit regarding the sale of its Bangladesh tower assets
On November 15, 2023, VEON announced that its wholly owned subsidiary, Banglalink, entered into an Asset Sale and Purchase Agreement (“APA”) and Master Tower Agreement (“MTA”), to sell a portion of its tower portfolio (2012 towers, nearly one-third of Banglalink's infrastructure portfolio) in Bangladesh to the buyer, Summit, for BDT 11 billion (US$97). The closing of the transaction was subject to regulatory approval which was received on December 21, 2023. Subsequently, the deal closed on December 31, 2023. Under the terms of the deal, Banglalink entered into a long-term lease agreement with Summit under which Banglalink will lease space upon the sold towers for a period of 12 years, with up to seven optional renewal periods of 10 years each. The lease agreement became effective upon the closing of the sale.
As of November 15, 2023, the Bangladesh towers were classified as assets held for sale. Following the classification as disposal group held-for-sale, the Company did not account for depreciation and amortization expenses of the Bangladesh tower assets. As a result of the closing of the sale on December 31, 2023, control of the towers was transferred to Summit and Banglalink recognized the purchase consideration of BDT 11 billion (US$97) net of cost of disposals containing legal, regulatory and investment bankers costs amounting BDT 855 million (US$8). The consideration was receivable as of December 31, 2023, and payment was subsequently received in January 2024 upon the final completion date under the terms of the APA. As a result of applying sale and leaseback accounting principles to the lease agreement under the terms of the deal, Banglalink recognized a gain on sale of assets of BDT 4 billion (US$34), right-of-use assets of BDT 550 million (US$5) representing the proportional fair value of assets (towers) retained with respect to the book value of assets (towers) sold amounting to BDT 950 million (US$9) and lease liabilities of BDT 6 billion (US$52) based on a 12 year lease term, which are at market rates. Additional right-of-use assets and lease liabilities of BDT 4 billion (US$40) were recognized for total right-of-use assets of BDT 5 billion (US$45) and total lease liabilities of BDT 10 billion (US$92).
Significant movements in exchange rates
An increase in demand for hard currencies, in part due to the ongoing war in Ukraine (refer to Note 16 ) and other macroeconomic conditions, resulted in the devaluation of exchange rates in the countries in which VEON operates, particularly in Pakistan and Russia. While the UAH to USD foreign exchange rate have been relatively stable during 2023 given the ongoing circumstances in Ukraine, there is a continued risk of a significant Ukrainian hryvnia (“UAH”) to USD depreciation. This risk has been partially mitigated by investment of excess cash in USD denominated domestic Ukrainian sovereign bonds. Refer to Note 19 for further details on foreign currency risk and Note 16 for further details on the Ukrainian sovereign bonds. As such, in the twelve-months ended December 31, 2023, the book value of assets and liabilities of our foreign operations, in U.S. dollar terms, decreased significantly, with a corresponding loss of US$598 (2022:US$480) recorded against the foreign currency translation reserve in the consolidated statement of comprehensive income.
Announced sale of Russia operations
On November 24, 2022, VEON entered into an agreement to sell VEON’s Russian operations to certain senior members of the management team of VimpelCom, led by the CEO at the time, Aleksander Torbakhov. Under the agreement, VEON will receive consideration of RUB 130 billion (approximately US$1,294 on October 9, 2023). The SPA contains provisions amongst others that in the event Vimpelcom acquires VEON Holdings B.V.’s debt in excess of the sales consideration, VEON will work with the purchasers to satisfy its obligations to them as a bondholder. The transaction is subject to certain closing conditions including the receipt of requisite regulatory approvals and licenses from relevant government authorities in Russia and Western jurisdictions (the United States, the United Kingdom, the European Union, and Bermuda) for the proposed structure of the sale. As of July 24, 2023, Russian regulatory approvals have been obtained as well as the OFAC license and required authorizations from the United Kingdom and Bermudan authorities. The remaining closing conditions to be satisfied include any required license from the European Union or any required consent from VEON creditors in order to cancel the debt provided as consideration and/or complete the sale. The transaction is expected to be completed in 2023.
As a result of the expected disposal, VEON has classified its Russian operations as held-for-sale and discontinued operations upon the signing of the agreement on November 24, 2022. In connection with this classification, the Company no longer accounts for depreciation and amortization expenses of the assets of its Russian operations. The results for Russian operations in the consolidated income statements and the consolidated statements of cash flows for 2022, 2021 and 2020 were presented separately. For further details of the transaction, refer to Note 11.
Sale of Algeria operations
On July 1, 2021, VEON exercised its put option to sell the entirety of its 45.57% stake in its Algerian subsidiary, Omnium Telecom Algerie SpA (Algeria) to the Fonds National d'Investissement (FNI). Omnium owns Algerian mobile network operator, Djezzy. Under the terms of the shareholders' agreement, the transaction was completed on August 5, 2022 for a sales price of US$682 in cash. For further details of the transaction, refer to Note 11.
Sale of Georgia operations
On March 31, 2022, VEON Georgia Holdings B.V. entered into a non-binding share purchase agreement with Miren Invest LLC ("Miren"), VEON's former local partner, for the sale of VEON Georgia LLC ("VEON Georgia"), our operating company in Georgia, for a sales price of US$45 in cash, subject to VEON corporate approvals and regulatory approvals. The required approvals were subsequently obtained and the sale was completed on June 8, 2022.
On June 8, 2022, upon completion of the sale to Miren, control of VEON Georgia was transferred to Miren and VEON recognized a US$88 gain on disposal of VEON Georgia, which includes the recycling of currency translation reserve in the amount of US$78.
Significant movements in exchange rates
An increase in demand for hard currencies, in part due to the ongoing war in Ukraine as well as macroeconomic conditions in Pakistan and Bangladesh, resulted in the devaluation of exchange rates in the countries in which VEON operates. As such, in 2022, the book value of assets and liabilities of our foreign operations, in U.S. dollar terms, decreased significantly, with a corresponding loss of US$480 recorded against the foreign currency translation reserve in the Statement of Comprehensive Income.